Condensed Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - shares		6 Months Ended
	Feb. 25, 2021	Jun. 30, 2021
Mcap Acquisition Corp [Member]
Share dividend	718,750
Class B Common Stock Not Subject to Redemption [Member]
Sale of Units, net of underwriting discounts (in shares)	1,031,250
Common Class B [Member]
Share dividend	0.1
Common Class B [Member] | Mcap Acquisition Corp [Member]
Share dividend	0.1
Class A Common Stock Not Subject to Redemption | Mcap Acquisition Corp [Member]
Sale of Units, net of underwriting discounts (in shares)		31,625,000